Loans and Allowance for Credit Losses - Schedule of Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Categories of impaired loans
Non-accrual loans	$ 6,294	$ 18,700
Total impaired loans		20,361
Non-performing TDRs
Categories of impaired loans
Non-accrual loans	6,294	18,700
Performing TDRs	$ 6,413	18,701
Performing Financial Instruments
Categories of impaired loans
Performing TDRs		$ 1,661